Change in Significant Accounting Policies - Schedule of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9 for Each Class of Groups Financial Assets (Details)
$ in Thousands
12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure Of Financial Instruments [Line Items]
Carrying value	$ 471,567
Carrying value	471,567
Carrying value	130,446
Carrying value	$ 130,446
Secured bank loans [Member]
Disclosure Of Financial Instruments [Line Items]
Category	Other financial liabilities
Carrying value	$ 652
Category	Other financial liabilities
Carrying value	$ 652
Trade and Other Payables [Member]
Disclosure Of Financial Instruments [Line Items]
Category	Other financial liabilities
Carrying value	$ 117,826
Category	Other financial liabilities
Carrying value	$ 117,826
Employee related payables [Member]
Disclosure Of Financial Instruments [Line Items]
Category	Other financial liabilities
Carrying value	$ 6,180
Category	Other financial liabilities
Carrying value	$ 6,180
Refund due to customers [Member]
Disclosure Of Financial Instruments [Line Items]
Category	Other financial liabilities
Carrying value	$ 5,788
Category	Other financial liabilities
Carrying value	$ 5,788
Other Investments- Equity Securities [Member]
Disclosure Of Financial Instruments [Line Items]
Category	Available for sale financial assets
Carrying value	$ 6,071
Category	FVOCI-equity instrument
Carrying value	$ 6,071
Receivable from Related Party [Member]
Disclosure Of Financial Instruments [Line Items]
Category	Available for sale financial assets
Carrying value	$ 17,100
Category	At FVTPL
Carrying value	$ 17,100
Trade and Other receivables [Member]
Disclosure Of Financial Instruments [Line Items]
Category	Loans and receivables
Carrying value	$ 58,315
Category	Amortised cost
Carrying value	$ 58,315
Cash and cash equivalents [Member]
Disclosure Of Financial Instruments [Line Items]
Category	Loans and receivables
Carrying value	$ 187,647
Category	Amortised cost
Carrying value	$ 187,647
Term deposits [Member]
Disclosure Of Financial Instruments [Line Items]
Category	Loans and receivables
Carrying value	$ 202,335
Category	Amortised cost
Carrying value	$ 202,335
Other Investments- Other Securities [Member]
Disclosure Of Financial Instruments [Line Items]
Category	Held to maturity
Carrying value	$ 99
Category	Amortised cost
Carrying value	$ 99